Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 9,359
Borrowings	70,218	$ 59,397
Borrowings	79,577	59,397
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 32,037	$ 27,431
Percent of total loans	41.00%	46.00%
NovaQuest | Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 400
Borrowings	$ 31,637	$ 27,431
Percent of current borrowings	1.00%	0.00%
Percent of non-current borrowings	40.00%	46.00%